8. Subsequent events	3 Months Ended
Mar. 31, 2013
Subsequent Events [Text Block]	8. Subsequent events On May 7, 2013, the Company issued 10,000,000 common shares at $0.0075 per share for proceeds of $75,000, which was received as of March 31, 2013.